UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		February 13. 2004
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		9

Form 13F Information Table Value Total:		62,808 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER			TITLE OF	   CUSIP		VALUE		SHARES	INV	OTHER	   VOTING AUTH
					CLASS					X1000				DISC	MGR	   SOLE

SUMMA INDUSTRIES                PREFERRED   9394690           6,305      5,000N     SOLE              5,000
AMERICAN DENTAL PARTNERS        COMMON      025353103        15,570  1,371,760N     SOLE          1,371,760
COMARCO INC                     COMMON      200080109        10,764    978,500N     SOLE            978,500
DRESS BARN INC                  COMMON      261570105        11,853    790,746N     SOLE            790,746
BOYDS COLLECTION LTD            COMMON      103354106         6,419  1,510,400N     SOLE          1,510,400
NOVAMED EYECARE INC             COMMON      66986W108           704    195,594N     SOLE            195,594
SKYLINE CORP                    COMMON      830830105         5,879    168,600N     SOLE            168,600
SUMMA INDS                      COMMON      86562T105         3,994    452,856N     SOLE            452,856
DREW INDUSTRIES                 COMMON      26168L205         1,320     47,480N     SOLE             47,480





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